Parent Company Financial Statements, As Restated - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and due from banks	$ 17,181	$ 19,054		$ 11,969
Other assets	3,207	3,751		4,335
Total assets	1,076,676	1,030,298		980,489
Liabilities and stockholders' equity:
Borrowings	66,191	76,411		66,016
Stockholders' equity	147,986	99,139	$ 96,602	92,896	$ 87,927
Total liabilities and stockholders' equity	$ 1,076,676	1,030,298		980,489
Parent Company [Member]
Assets:
Cash and due from banks		1,837		175
Investment in bank subsidiary		103,863		96,005
Other assets		3,552		2,362
Total assets		109,252		98,542
Liabilities and stockholders' equity:
Borrowings		7,788		5,000
Other liabilities		2,325		646
Stockholders' equity		99,139		92,896
Total liabilities and stockholders' equity		$ 109,252		$ 98,542